Average Annual Total Returns (Invesco European Small Company Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return Before Taxes
1 Year	11.97%
5 Years	5.51%
10 Years	12.95%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class B, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class B: Inception (08/31/00)
1 Year	12.76%
5 Years	5.77%
10 Years	12.95%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class C, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class C: Inception (08/31/00)
1 Year	16.74%
5 Years	5.93%
10 Years	12.78%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class Y, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	18.89%
5 Years	6.84%
10 Years	13.66%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions
1 Year	11.60%
5 Years	3.09%
10 Years	11.46%
Inception Date	Aug. 31, 2000
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco European Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.07%
5 Years	4.50%
10 Years	11.46%
Inception Date	Aug. 31, 2000
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
MSCI Europe Small Cap Index
Average Annual Total Returns
Label	MSCI Europe Small Cap Index
1 Year	21.47%
5 Years	6.39%
10 Years	10.54%
Lipper European Funds Index
Average Annual Total Returns
Label	Lipper European Funds Index
1 Year	10.37%
5 Years	5.19%
10 Years	4.68%

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.